IDENTIFIABLE INTANGIBLE ASSETS AND NONCURRENT LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Favorable gas gathering contract	Mar. 31, 2012 Favorable gas gathering contract	Dec. 31, 2012 Favorable gas gathering contract	Mar. 31, 2013 Contract intangibles	Mar. 31, 2012 Contract intangibles	Dec. 31, 2012 Contract intangibles	Mar. 31, 2013 Rights-of-way	Mar. 31, 2012 Rights-of-way	Dec. 31, 2012 Rights-of-way	Dec. 31, 2011 Grand River Gathering, LLC	Mar. 31, 2013 Bison Midstream	Feb. 15, 2013 Bison Midstream
Finite-Lived Intangible Assets [Line Items]
Useful lives				18 years 8 months 12 days	18 years 8 months 12 days		16 years 10 months 24 days	12 years 4 months 24 days		28 years 6 months 0 days	28 years 3 months 18 days
Gross carrying amount	$ 473,466		$ 307,143	$ 24,195		$ 24,195	$ 402,447		$ 244,100	$ 46,824		$ 38,848
Accumulated amortization	(27,838)		(21,603)	(4,809)		(4,237)	(19,791)		(14,504)	(3,238)		(2,862)
Total intangible assets, net	445,628		285,540	19,386		19,958	382,656		229,596	43,586		35,986
Noncurrent liability
Unfavorable gas gathering contract, useful lives	10 years	10 years
Unfavorable contract, Gross Carrying Amount	10,962		10,962
Unfavorable gas gathering contract, Accumulated Amortization	(3,834)		(3,542)
Unfavorable gas gathering contract, Net	7,128		7,420
Amortization expense
Amortization expense				572	319		5,287	3,350		376	314
Amortization expense - unfavorable contract	(292)	(453)
Assets
2013	25,845
2014	36,280
2015	38,959
2016	39,086
2017	37,648
Liabilities
2013	1,098
2014	1,549
2015	1,650
2016	1,571
2017	1,260
Goodwill [Roll Forward]
Goodwill, beginning of period	45,478												45,500	54,200	54,199
Goodwill recognized in connection with the Bison Drop Down	54,199
Goodwill, end of period	$ 99,677												$ 45,500	$ 54,200	$ 54,199